Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

December 29, 2006

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

    Re:     PIMCO Funds (the "Trust")

              (File Nos. 33-12113 and 811-5028)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that (i) the form of Prospectus and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 119, which was filed on December 19, 2006, and (ii) the text of Post-Effective Amendment No. 119 was filed electronically on December 19, 2006.

Please do not hesitate to contact the undersigned at (202) 261-3443 if you have any questions regarding this certification.

Sincerely,

/s/ Ajay Madan

cc:    J. Stephen King

        Joshua Ratner

        Brendan C. Fox